Components of Income Tax Expense and Effective Tax Rate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes and non controlling interest	[1]	$ 58,504	$ 56,275	$ 22,360
Tax uncertainties		1,760	2,167	2,915
Stock based compensation		405	128	(304)
Adjustment for prior years		270	367	(71)
Revaluation of deferred taxes due to TCJA				(2,653)
Foreign derived intangible income		(77)	(199)
Valuation allowance		315	272	1,166
Foreign rate difference		(778)	(758)	565
Other		53	48
Foreign taxes rate		188	(142)	(1,297)
Income tax (expense) benefit		$ 1,948	$ 2,025	$ 1,618
Tax uncertainties		3.01%	3.85%	13.04%
Stock based compensation		0.69%	0.23%	(1.36%)
Adjustment for prior years		0.46%	0.65%	(0.32%)
Revaluation of deferred taxes due to TCJA				(11.86%)
Foreign derived intangible income		(0.13%)	(0.35%)
Valuation allowance		0.54%	0.48%	5.21%
Foreign rate difference		(1.33%)	(1.35%)	2.53%
Other		0.09%	0.09%
Foreign tax rate		0.32%	(0.25%)	(5.80%)
Income tax (expense) benefit, net		3.33%	3.60%	7.24%

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $15,442 and $5,790 for the years ended December 31, 2019 and 2018, respectively, and unrealized gain of $4,094 for the year ended December 31, 2017, and write-off of unamortized deferred debt issuance costs and bond discounts of $881 and $7,550 for the years ended December 31, 2018 and 2017, respectively.